Long-term debt - Narrative (Details) $ in Millions, $ in Millions						12 Months Ended
	Nov. 06, 2020 CAD ($)	Sep. 14, 2020 CAD ($)	Mar. 16, 2020 CAD ($)	Jun. 13, 2019 CAD ($)	May 24, 2019 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Aug. 14, 2020 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 USD ($)	May 14, 2020 CAD ($)	Mar. 25, 2020 CAD ($)	Feb. 13, 2020 CAD ($)	Sep. 10, 2019 CAD ($)	May 13, 2019 CAD ($)	May 13, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Early debt redemption costs						$ 50	$ 18
Series M-42 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed	$ 850
Series M-42 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.00%
Series M-30 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed		$ 750
Series M-30 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		3.15%
Series M-53 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount								$ 750
Series M-53 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)								1.65%
Series M-52 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount											$ 1,000
Series M-52 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)											2.50%
Series M-51 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount											$ 500		$ 750
Series M-51 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)											3.50%		3.50%
Series M-47 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount												$ 1,000
Series M-47 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)												3.35%
Series M-24 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed			$ 500
Series M-24 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			4.95%
Credit Facility
Disclosure of detailed information about borrowings [line items]
Principal amount									$ 2,035	$ 1,450
Series M-50 medium term notes
Disclosure of detailed information about borrowings [line items]
Principal amount														$ 550
Series M-50 medium term notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)														2.90%
Series M-27 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed				$ 1,000
Series M-27 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				3.25%
Series M-37 debentures
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed					$ 400
Series M-37 debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)					3.54%
Series M-49 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount															$ 600
Series M-49 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)															2.75%	2.75%
Series US-2 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount															$ 808	$ 600
Series US-2 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)															4.30%	4.30%